Property and Equipment, Net - Schedule of Schedule of Long-lived assets by geographic area (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long Lived Assets By Geographic Areas [Line Items]
Total	$ 13,597	$ 15,415
United States
Long Lived Assets By Geographic Areas [Line Items]
Total	10,052	12,443
United Kingdom
Long Lived Assets By Geographic Areas [Line Items]
Total	3,219	2,972
AUSTRALIA
Long Lived Assets By Geographic Areas [Line Items]
Total	$ 326	$ 0